COMMITMENTS - Introductory agent fee (Details) - BMR Agreement	Dec. 31, 2021 CAD ($)
Within 15 days of acquisition
COMMITMENTS
Agent fee payable	$ 5,000
6 months after acquisition
COMMITMENTS
Agent fee payable	5,000
12 months after acquisition
COMMITMENTS
Agent fee payable	5,000
18 months after acquisition
COMMITMENTS
Agent fee payable	5,000
24 months after acquisition
COMMITMENTS
Agent fee payable	7,500
30 months after acquisition
COMMITMENTS
Agent fee payable	7,500
36 months after acquisition
COMMITMENTS
Agent fee payable	10,000
42 months after acquisition
COMMITMENTS
Agent fee payable	10,000
48 months after acquisition
COMMITMENTS
Agent fee payable	15,000
Every 6 months thereafter
COMMITMENTS
Agent fee payable	$ 15,000